EQUITY EQUITY	6 Months Ended
Jun. 30, 2021
Equity [abstract]
Disclosure of issued capital [text block]	EQUITY
Our company’s equity is comprised of the following shares:

	Class C shares
	Shares outstanding (Shares)	Share capital (US$ Millions)
Balance at January 1, 2020	—	$—
Share issuance	1,402,451	53
Balance at December 31, 2020 and June 30, 2021	1,402,451	$53
In conjunction with the special distribution, our company issued approximately 46.3 million exchangeable shares, 1 class B share and 1.4 million class C shares. Due to the exchange feature of the exchangeable shares and the cash redemption feature of the class B and class C shares, the exchangeable shares, the class B shares, and the class C shares are classified as financial liabilities. However, class C shares, the most subordinated of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. Refer to Note 10, Financial Liabilities, for further details related to exchangeable and class B shares.
The value of share capital, which relates to the class C shares, is determined based on the opening price of a unit on March 31, 2020, the date of special distribution.